Goodwill and Intangible assets, net - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Roll Forward]
Beginning balance	$ 25,269	$ 12,867
Additions from acquisitions	13,544	12,402
Ending balance	$ 38,813	$ 25,269